Acquisitions - Summary of Allocation of Acquisition Costs (Detail) $ in Thousands	3 Months Ended
Mar. 31, 2016 USD ($)
Business Acquisition [Line Items]
Property, plant and equipment	$ 78,571
Goodwill	158,545
Current assets	4,646
Current liabilities	(4,522)
Total	511,138
Site Locations [Member]
Business Acquisition [Line Items]
Finite lived intangible assets	234,584
Non-competition Agreements [Member]
Business Acquisition [Line Items]
Finite lived intangible assets	20
Customer Lists and Contracts [Member]
Business Acquisition [Line Items]
Finite lived intangible assets	$ 39,294